Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows (i) the total compensation for our principal executive officer (“PEO”), and on an average basis, our other named executive officers (NEOs) as set forth in the summary compensation tables set forth in the Company’s proxy statements for 2025, 2024 and 2023 (“SCT”), (ii) the “compensation actually paid” to our PEO and, on an average basis, our other named executive officers (in each case, as determined under applicable SEC rules), (iii) our total shareholder return and (iv) our net loss. No dividends were paid or accrued on share awards for the years presented.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on Total Shareholder Return(4) ($)	Net Loss ($ in Millions)
2025	890,653	600,167	464,411	424,638	4.09	(7,978,000)
2024	976,339	823,533	352,307	322,161	18.79	(13,197,000)
2023	801,621	575,598	412,017	400,427	34.60	(5,123,341)

(1)      Cary Claiborne was our PEO for each year presented. The non-PEO NEOs for the 2025 period were Vinay Shah, the Company’s Chief Financial Officer and Tony Goodman, the Company’s Chief Operating Officer. The non-PEO NEOs for the 2024 period were Joseph A. M. Truluck, the Company’s Former Chief Financial Officer and Tony Goodman, the Company’s Chief Operating Officer. The non-PEO NEO for the 2023 period were Joseph A. M. Truluck, the Company’s former Chief Financial Officer and Bankole A. Johnson, the Company’s former Chief Medical Officer. Refer to “Executive Compensation — Summary Compensation Table.”

(2)      The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)      Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table, with equity values calculated in accordance with FASB ASC Topic 718.

Year		Summary Compensation Table Total ($)	Exclusion of Option Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to ($)
2025	PEO	890,653	(80,538)	(209,948)	600,167
	Other NEOs Average	464,411	(30,056)	(9,717)	424,638

The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table, with fair values calculated in accordance with FASB ASC Topic 718:

Year		Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total – Inclusion of Equity Values ($)
2025	PEO	17,073	(178,508)	10,708	(59,221)	0	(209,948)
	Other NEOS Average	6,371	(14,572)	3,996	(5,512)	0	(9,717)

____________

(1)      TSR is determined based on the value of an initial fixed investment of $100 in Adial’s Common Stock at December 31, 2022.

PEO Total Compensation Amount	[1]	$ 890,653	$ 976,339	$ 801,621
PEO Actually Paid Compensation Amount	[1],[2],[3]	600,167	823,533	575,598
Non-PEO NEO Average Total Compensation Amount	[1]	464,411	352,307	412,017
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 424,638	322,161	400,427
Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Our Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Loss during the three most recently completed fiscal years.

Total Shareholder Return Amount		$ 4.09	18.79	34.6
Net Income (Loss)		$ (7,978,000,000,000)	$ (13,197,000,000,000)	$ (5,123,341,000,000)
PEO Name		Cary Claiborne
PEO | Exclusion of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (80,538)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(209,948)
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,073
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(178,508)
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,708
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(59,221)
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Other NEOs Average [Member] | Exclusion of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(30,056)
Other NEOs Average [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,717)
Other NEOs Average [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,371
Other NEOs Average [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,572)
Other NEOs Average [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,996
Other NEOs Average [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,512)
Other NEOs Average [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	Cary Claiborne was our PEO for each year presented. The non-PEO NEOs for the 2025 period were Vinay Shah, the Company’s Chief Financial Officer and Tony Goodman, the Company’s Chief Operating Officer. The non-PEO NEOs for the 2024 period were Joseph A. M. Truluck, the Company’s Former Chief Financial Officer and Tony Goodman, the Company’s Chief Operating Officer. The non-PEO NEO for the 2023 period were Joseph A. M. Truluck, the Company’s former Chief Financial Officer and Bankole A. Johnson, the Company’s former Chief Medical Officer. Refer to “Executive Compensation — Summary Compensation Table.”
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table, with equity values calculated in accordance with FASB ASC Topic 718.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.